Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Administrative expenses
Salaries and social security costs	£ 1,493	£ 1,617	£ 1,627
Pensions and other post-retirement benefit schemes (note 13)	272	252	280
Restructuring and other staff costs	129	225	250
Total administrative expenses	1,894	2,094	2,157
Premises and equipment	237	249	242
Other expenses:
IT, data processing and communications	474	503	535
UK bank levy		224
Operations, marketing and other	488	485	626
Other expenses	962	1,212	1,161
Total administrative expenses, premises and equipment and other expenses	3,093	3,555	3,560
Depreciation and amortisation	1,398	1,358	1,302
Total operating expenses, excluding regulatory provisions	4,491	4,913	4,862
Regulatory provisions (note 14):
Payment protection insurance provision		1,800	650
Other regulatory provisions	177	302	143
Regulatory provisions	177	2,102	793
Total operating expenses	£ 4,668	£ 7,015	£ 5,655